OTHER EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other expenses [abstract]
Disclosure of other expenses [Table Text Block]
	Year Ended March 31,2026 $	Year Ended March 31, 2025 $

Automotive	10,361	27,149
Bank fees	32,197	4,781
Dues and subscriptions	24,050	37,215
Freight and delivery	32,014	11,038
Meals and entertainment	21,717	33,293
Other expenses	24,103	22,081
Property taxes	26,393	34,030
Repairs and maintenance	60,460	48,158
Telephone	17,208	20,325
Utilities	17,954	16,113
Total other expenses	266,457	254,183